Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

Property and equipment as of December 31, 2015 and 2014 consists of the following (in millions):

	2015	2014
Land	$30.4	$28.1
Buildings	202.9	186.9
Leasehold improvements	138.6	111.7
Computer equipment	846.0	718.6
Furniture, fixtures, and other equipment	177.9	159.1
	1,395.8	1,204.4
Accumulated depreciation and amortization	(785.1)	(721.1)
	$610.7	$483.3

During the years ended December 31, 2015 and 2014, the Company entered into capital lease obligations of $9.2 million and $26.1 million, respectively, for certain computer hardware and software. The assets are included in property and equipment and computer software and the remaining capital lease obligation is classified as long-term debt on our Consolidated Balance Sheet as of December 31, 2015. Periodic payments are included in repayment of borrowings on the Consolidated Statements of Cash Flows.

Depreciation and amortization expense on property and equipment, including that recorded under capital leases, amounted to $139.1 million, $130.1 million and $119.0 million for the years ended December 31, 2015, 2014 and 2013, respectively.